Bank credit lines and loan facilities - Narrative (Details) $ in Thousands									9 Months Ended
	Oct. 11, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Apr. 11, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 29, 2021 USD ($)	Nov. 10, 2021	Jul. 01, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Long-term debt		$ 4,794,856							$ 4,794,856		$ 5,381,162
Drawdown of bank credit lines and loan facilities									25,000	$ 5,905,100
Long-term debt at fair value		$ 4,751,700							$ 4,751,700
Senior Secured Credit Facility and Senior Secured Notes | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt discount paid								$ 27,600
Senior Secured Term Loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								2.50%
Variable rate, step down percentage (in percent)								0.25%
First lien net leverage ratio							4
Decrease in basis spread on variable rate							0.25%
Senior Secured Term Loan | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument [Line Items]
First lien net leverage ratio								4.00
Senior Secured Term Loan | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								0.50%
First lien net leverage ratio								1.00
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, principal amount								$ 5,515,000
Debt instrument, interest rate		5.938%						1.00%	5.938%		2.75%
Repayments of senior debt		$ 200,000	$ 100,000		$ 300,000	$ 500,000
Interest paid		53,600	39,400		35,100	40,800
Payments of debt restructuring costs		1,900	$ 900		$ 3,200	$ 5,600
Senior secured revolving loan facility | London Interbank Offered Rate (LIBOR) | Variable rate component two
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								1.60%
Senior secured revolving loan facility | London Interbank Offered Rate (LIBOR) | Maximum | Variable rate component two
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								2.00%
Senior secured revolving loan facility | London Interbank Offered Rate (LIBOR) | Minimum | Subsequent event
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)	1.25%
Senior secured revolving loan facility | London Interbank Offered Rate (LIBOR) | Minimum | Variable rate component two
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				1.25%				1.25%
Senior secured revolving loan facility | Base rate | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								0.60%
Senior secured revolving loan facility | Base rate | Maximum | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								1.00%
Senior secured revolving loan facility | Base rate | Minimum | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								0.25%
Senior secured revolving loan facility | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, interest rate				1.75%
Long-term debt				$ 25,000
Line of credit facility, remaining borrowing capacity		$ 300,000							$ 300,000
Senior secured revolving loan facility | Senior Secured Term Loan | Subsequent event
Debt Instrument [Line Items]
Drawdown of bank credit lines and loan facilities	$ 50,000
Line of credit facility, interest rate during period	4.56%
Senior secured revolving loan facility | Senior Secured Term Loan | London Interbank Offered Rate (LIBOR) | Subsequent event
Debt Instrument [Line Items]
Long-term debt, floating rate, duration	1 month
Senior secured revolving loan facility | Senior Secured Term Loan | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Long-term debt, floating rate, duration				1 month
Senior secured revolving loan facility | Line of credit | Senior secured revolving loan facility
Debt Instrument [Line Items]
Debt instrument, maximum borrowing capacity								$ 300,000
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount								$ 500,000
Debt instrument, interest rate		2.875%						2.875%	2.875%		2.875%